Income (Loss) Per Share (Tables)	3 Months Ended
Mar. 31, 2015
Income (Loss) Per Share [Abstract]
Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share
	Three months ended March 31,
	2015	2014
	In thousands, except per share amounts
Numerator:
Net income (loss) attributable to Stratasys Ltd.– for the computation
of basic and diluted net income (loss) per share	$(216,288)	$4,087

Denominator:
Weighted average shares – denominator for basic net income (loss) per share	50,956	49,273
Add: Effect of dilutive securities
Additional shares from the assumed exercise of employee stock
options and unvested RSUs	-	1,312
Held back issuable shares in connection with MakerBot transaction	-	655
Denominator for diluted income (loss) per share	50,956	51,240

Net income (loss) per share attributable to Stratasys Ltd.
Basic	$(4.24)	$0.08
Diluted	$(4.24)	$0.08